3. ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2017
Acquisitions Tables
Schedule of acquistions
Cash	$385,628
Advances for bareboat contract	500,000
Escrow account	99,965
Total assets acquired	$985,593

Stock subscription liability	$1,000,000
Total liabilities acquired	$1,000,000

Formerly existed Series A preferred shares issued for asset purchase agreement with Boston Carriers Ltd.	$185
Purchase price differential	$(14,592)